INCOME TAXES - Reconciliation of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income before income taxes	$ 2,166	$ 5,107	$ 5,187
Federal and provincial statutory tax rate	23.00%	24.00%	26.50%
Expected income tax expense	$ 498	$ 1,226	$ 1,375
Valuation allowance releases	(8)	(400)	(259)
Foreign income tax rate differentials	(230)	(258)	(180)
Income tax differential related to regulated operations	(139)	(228)	(159)
Income from non-controlling interests and equity investments	(70)	(141)	(78)
Alberta tax rate reduction	0	0	(32)
Non-taxable portion of capital gains	0	(62)	(28)
Non-deductible goodwill on the Columbia Midstream asset disposition	0	0	154
Impact of Mexico inflationary adjustments	32	7	13
Other	37	50	(52)
Income Tax Expense	$ 120	$ 194	$ 754